CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Funds, Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) ("Registrant") hereby certifies (a) that the respective forms of three of the four Prospectuses (the equity and fixed-income prospectuses for proprietary use and the fixed-income prospectus for third-party distribution) and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 15 ("Amendment No. 15") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 15 was filed electronically.


                                   W&R FUNDS, INC.


Dated:  July 11, 2000         By:  /s/Kristen A. Richards
                                   ----------------------
                                   Kristen A. Richards
                                   Vice President, Secretary and
                                   Associate General Counsel